Condensed Consolidated Statement Of Member's Equity (USD $) In Thousands	Onvoy Voice Services Inc [Member] Members Interest [Member]	Onvoy Voice Services Inc [Member]	Zayo Enterprise Networks LLC [Member] Members Interest [Member]	Zayo Enterprise Networks LLC [Member]	Members Interest [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2008					$ 179,878	$ (2,207)	$ 177,671
Capital contributed (cash)					35,546		35,546
Accretion of preferred stock-based compensation					2,049		2,049
Net earnings/(loss)						(2,247)	(2,247)
Balance at Jun. 30, 2009					217,473	(4,454)	213,019
Capital contributed (cash)					39,800		39,800
Capital contributed (non-cash)					1,200		1,200
Accretion of preferred stock-based compensation					1,195		1,195
Spinoff transactions	(42,539)	(42,539)
Net earnings/(loss)						(8,620)	(8,620)
Balance at Jun. 30, 2010					217,129	(13,074)	204,055
Capital contributed (cash)					36,450		36,450
Capital contributed (non-cash)					(2,598)		(2,598)
Accretion of preferred stock-based compensation					820		820
Spinoff transactions			(6,368)	(6,368)
Net earnings/(loss)						(4,095)	(4,095)
Balance at Jun. 30, 2011					245,433	(17,169)	228,264
Capital contributed (cash)					1,350		1,350
Return of capital (cash)					(46)		(46)
Capital contributed (non-cash)					5,632		5,632
Contribution of 360 VoIP Inc. to parent					(11,654)		(11,654)
Accretion of preferred stock-based compensation					658		658
Net earnings/(loss)						(573)	(573)
Balance at Mar. 31, 2012					$ 241,373	$ (17,742)	$ 223,631